Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
11.	Goodwill

Duowan BVI acquired 100% equity interest of NeoTasks Inc.(“NeoTasks”) in 2008 and a majority of the assets of an internet service company in 2012. Goodwill of RMB1,604 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired. Goodwill is not deductible for tax purposes. The Group performs the annual impairment tests on October 1 of each year. Based on the impairment tests performed, no impairment of goodwill was recorded for all periods presented.